Property and Equipment - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 15, 2011 Contract	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Number of contracts	2
Contract expiration extended date		Jan. 18, 2013
Aggregate purchase price of vessels acquired		$ 1,500,000,000
Installment payment for vessels acquired		449,951,000	1,539,630,000	883,853,000
Anticipated installment payment for vessels acquired, 2013		797,300,000
Anticipated installment payment for vessels acquired, 2014		329,800,000
Asset under Construction
Property, Plant and Equipment [Line Items]
Number of Vessels		3
Capitalized interest costs		33,200,000	71,000,000	99,000,000
First Installment
Property, Plant and Equipment [Line Items]
Installment payment for vessels acquired		$ 374,300,000